FHLB ADVANCES (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
At December 31, advances from the Federal Home Loan Bank were as follows:

	Interest
	Rate at
	December 31,	2015	2014
		(In thousands)
FHLB variable rate advance, with monthly interest payments; due March 2016	0.45%	$5,000	$0

FHLB fixed rate advance, with monthly principal and interest payments; due July 2027	2.14%	$1,574	$1,692